Consolidated Statements of Changes in Equity - CNY (¥) ¥ in Millions		Total		Satcom Business and Zhonghehengtai [member]	Share capital [member]	Capital reserve [member]	Capital reserve [member] Satcom Business and Zhonghehengtai [member]	Share premium [member]	Surplus reserve [member]	Other reserves [Member]	Exchange reserve [member]	Retained earnings [member]	Retained earnings [member] Satcom Business and Zhonghehengtai [member]	Attributable to equity holders of the company [member]	Attributable to equity holders of the company [member] Satcom Business and Zhonghehengtai [member]	Non-controlling interests [member]
Beginning balance (Previously stated [member]) at Dec. 31, 2014		¥ 290,108			¥ 80,932	¥ 17,064		¥ 10,746	¥ 69,072	¥ 384	¥ (941)	¥ 111,926		¥ 289,183		¥ 925
Beginning balance (Business combinations adjustment [member]) at Dec. 31, 2014				¥ 35			¥ 10						¥ 25		¥ 35
Beginning balance at Dec. 31, 2014	[1]	290,143			80,932	17,074		10,746	69,072	384	(941)	111,951		289,218		925
Profit for the year | Previously stated [member]		20,142
Profit for the year | Business combinations adjustment [member]				4
Profit for the year	[1]	20,146										20,058		20,058		88
Other comprehensive income for the year		621	[1]							492	129			621
Total comprehensive income for the year	[1]	20,767								492	129	20,058		20,679		88
Acquisition of non-controlling interests		(7)				(1)								(1)		(6)
Contribution from non-controlling interests		127				87								87		40
Distribution to non-controlling interests		(80)														(80)
Dividends		(6,160)										(6,160)		(6,160)
Appropriations									1,901			(1,901)
Ending balance at Dec. 31, 2015	[1]	304,790			80,932	17,160		10,746	70,973	876	(812)	123,948		303,823		967
Profit for the year | Previously stated [member]		18,109
Profit for the year | Business combinations adjustment [member]				14
Profit for the year	[1]	18,123										18,018		18,018		105
Other comprehensive income for the year		25	[1]							(165)	190			25
Total comprehensive income for the year	[1]	18,148								(165)	190	18,018		18,043		105
Disposal of a subsidiary		(15)														(15)
Distribution to non-controlling interests		(86)														(86)
Dividends		(6,489)										(6,489)		(6,489)
Appropriations									1,638			(1,638)
Ending balance (Previously stated [member]) at Dec. 31, 2016		316,295
Ending balance (Business combinations adjustment [member]) at Dec. 31, 2016				¥ 53
Ending balance at Dec. 31, 2016	[1]	316,348			80,932	17,160		10,746	72,611	711	(622)	133,839		315,377		971
Profit for the year		18,761										18,617		18,617		144
Other comprehensive income for the year		(552)								(293)	(259)			(552)
Total comprehensive income for the year		18,209								(293)	(259)	18,617		18,065		144
Acquisition of the Eighth Acquired Group		(87)				(80)	¥ (80)					(7)	¥ (7)	(87)
Acquisition of non-controlling interests		(150)				46								46		(196)
Distribution to non-controlling interests		(89)														(89)
Dividends		(7,530)										(7,530)		(7,530)
Appropriations									1,686			(1,686)
Others		(4)								(4)				(4)
Ending balance at Dec. 31, 2017		¥ 326,697			¥ 80,932	¥ 17,126		¥ 10,746	¥ 74,297	¥ 414	¥ (881)	¥ 143,233		¥ 325,867		¥ 830

[1]	restated